Related party transactions - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	[1]	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue	£ 5,582.7	£ 6,368.2		£ 13,234.1
Country US [Member] | Compas [Member]
Disclosure of transactions between related parties [line items]
Revenue	£ 49.7

[1]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.